DISCONTINUED OPERATIONS (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (3,275,788)	$ (1,472,711)	$ (10,401,590)	$ (21,749,920)
Depreciation	0	2,454	2,455	583,897
Accounts receivable	(19,267)	(83,872)	(21,945)	96,127
Accounts payable			166,188	1,391,580
Net cash flows from operating activities of discontinued operations	0	(35,433)	4,034	35,177
Net cash used in financing activities of discontinued operations			(32,705)	(28,671)
Cash and cash equivalents - beginning of period	17,454	59,630	59,630	518,066
Cash and cash equivalents - end of period	5,068	47,606	17,454	59,630
Discontinued operations for IST
Net loss	(77,579)		(557)
Depreciation	91		91
Accounts receivable	(21,142)		(23,362)
Prepaid expenses and other	(6,339)		(27,519)
Accounts payable	69,536		55,381
Net cash flows from operating activities of discontinued operations	(35,433)		4,034
Proceeds from notes receivable			8,455
Proceeds from bank overdraft			7,367
Advances on notes receivable - related party			(31,722)
Payments on notes payable			(16,805)
Net cash used in financing activities of discontinued operations			(32,705)
Net change in cash of discontinued operations	(35,433)		(28,671)
Cash and cash equivalents - beginning of period	$ 28,671	$ 28,671	28,671
Cash and cash equivalents - end of period			$ 28,671	$ 28,671